INTANGIBLE ASSETS (Details 2) (Intangible assets, excluding land use rights, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Intangible assets, excluding land use rights
Estimated annual amortization expenses
2014	$ 185
2015	185
2016	185
2017	185
2018	$ 177